SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2017
Accounting Policies [Abstract]
Schedule of Financial Instruments Whose Contract Amounts Represent Credit Risk	Financial instruments whose contract amounts represent credit risk are as follows:
	June 30, 2017	June 30, 2016

Maximum guarantee issued	$67,314,661	$86,289,058

Schedule of allowance on financial guarantee
Dongsheng Guarantee performs periodic and systematic detailed reviews to identify credit risks and to assess the overall collectability, and may adjust its estimates on allowance when new circumstances arise.

	For the years ended June 30,
	2017	2016	2015

Allowance on financial guarantee at the beginning of period	$3,079,684	$1,261,868	$1,826,768
Provision (reversal) of general allowance	(126,211)	(355,313)	(576,456)
Specific allowance (reversal)	(3,082,616)	3,263,312	-
Direct write-downs against the allowance
- Direct write-down for guarantees paid on behalf	-	(932,375)	-
- Reversal - recoveries by cash	880,747	-	-
Effect of foreign currency translation	(78,457)	(157,808)	11,556
Allowance on financial guarantee at the end of year	$673,147	$3,079,684	$1,261,868

Schedule of Adjustments Resulting from the Foreign Currency Translations
Adjustments resulting from the translation are recorded as a separate component of accumulated other comprehensive income in stockholders’ equity.

	June 30, 2017	June 30, 2016
Balance sheet items, except for equity accounts	6.7774	6.6312

	For the years ended June 30,
	2017	2016	2015
Items in the statements of income and comprehensive income, and statements of cash flows	6.8124	6.4352	6.1375